Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of land use right
Amount
COST
At January 1, 2019	699,055
additions for the year	-
translation adjustment	(11,323)
At December 31, 2019	687,732
additions for the year	-
translation adjustment	47,258
At December 31, 2020	734,990

AMORTIZATION
At January 1, 2019	(95,552)
charge for the year	(13,992)
translation adjustment	1,712
At December 31, 2019	(107,832)
charge for the year	(13,980)
translation adjustment	(8,208)
At December 31, 2020	(130,020)

CARRYING AMOUNTS
At December 31, 2019	579,900
At December 31, 2020	604,970

Schedule of location
Location	Expiry date of tenure	Land area (m2)
Longshan Road, Economic development District, Taihu County	2062-05-23	2,440
Longshan Road, Economic development District, Taihu County	2061-11-06	7,405